UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-08611

Name of Fund:	Legg Mason Charles Street Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 Stamford Place
Stamford, CT 06902

Registrant’s telephone number, including area code:	(410) 539-0000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1 – Schedule of Investments

Quarterly Report to Shareholders 1

Portfolio of Investments

Global Opportunities Bond Fund

March 31, 2009 (Unaudited)

	Rate	Maturity Date	Par†		Value

Long-Term Securities — 94.8%
U.S. Government and Agency Obligations — 7.6%

Fixed Rate Securities — 7.6%
Fannie Mae	6.000%	4/18/36	$4,790,000		$5,067,502	A
United States Treasury Bonds	4.500%	5/15/38	9,429,000		11,008,357

Total U.S. Government and Agency Obligations (Cost — $15,932,929)					16,075,859

Foreign Government Obligations — 43.8%
Bank Negara Malaysia Monetary Notes	3.833%	9/28/11	2,490,000	MYR	700,535
Canadian Government Bond	6.000%	6/1/11	6,700,000	CAD	5,860,112
Federal Republic of Germany	4.000%	1/4/37	1,085,000	EUR	1,456,151
Federative Republic of Brazil	12.500%	1/5/16	16,165,000	BRL	7,367,661
Government of Indonesia	11.000%	11/15/20	19,830,000,000	IDR	1,533,074
Government of Indonesia	9.500%	7/15/23	14,620,000,000	IDR	981,115
Government of Indonesia	10.000%	9/15/24	27,900,000,000	IDR	1,926,527
Government of Malaysia	3.756%	4/28/11	23,335,000	MYR	6,550,987
Government of Malaysia	3.718%	6/15/12	14,438,000	MYR	4,032,425
Government of New Zealand	6.000%	4/15/15	5,685,000	NZD	3,433,002
Government of Poland	5.250%	10/25/17	30,440,000	PLN	8,190,722
Government of Sweden	4.000%	12/1/09	38,260,000	SEK	4,756,772
Mexican Bonos	7.750%	12/14/17	57,040,000	MXN	4,015,681
Mexican Bonos	7.500%	6/3/27	74,600,000	MXN	4,938,180
New South Wales Treasury Corp.	5.500%	3/1/17	17,085,000	AUD	12,090,028
New South Wales Treasury Corp.	6.000%	4/1/19	5,421,000	AUD	3,950,428
Province of Ontario	6.250%	6/16/15	730,000	NZD	411,700
Queensland Treasury Corp.	6.000%	10/14/15	6,330,000	AUD	4,644,511
Republic of South Africa	13.000%	8/31/10	47,181,000	ZAR	5,370,630
United Kingdom Treasury Bond	4.000%	9/7/16	610,000	GBP	947,734
United Kingdom Treasury Bond	4.250%	3/7/36	6,800,000	GBP	9,811,041

Total Foreign Government Obligations (Cost — $111,977,760)					92,969,016

Yankee BondsB — 4.0%

Electric Utilities — 0.8%
E. ON International Finance BV	6.650%	4/30/38	1,845,000		1,771,715	C

Electronic Equipment, Instruments & Components — 1.1%
Tyco Electronics Group SA	6.550%	10/1/17	1,710,000		1,293,984
Tyco Electronics Group SA	7.125%	10/1/37	1,750,000		1,120,604

					2,414,588

Oil, Gas and Consumable Fuels — 1.0%
Shell International Finance BV	6.375%	12/15/38	2,095,000		2,206,085

Pharmaceuticals — 1.1%
Novartis Securities Investment Ltd.	5.125%	2/10/19	2,200,000		2,233,709

Total Yankee Bonds (Cost — $9,669,001)					8,626,097

	Rate	Maturity Date	Par†		Value

Long-Term Securities — Continued
Corporate Bonds and Notes — 20.6%

Beverages — 0.9%
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	$1,830,000		$1,824,695	C

Biotechnology — 0.8%
Biogen Idec Inc.	6.875%	3/1/18	1,770,000		1,683,463

Capital Markets — 0.6%
The Goldman Sachs Group Inc.	6.750%	10/1/37	1,811,000		1,224,854

Commercial Banks — 1.6%
Fifth Third Bancorp	8.250%	3/1/38	2,490,000		1,526,106
Korea Development Bank	8.000%	1/23/14	1,740,000		1,789,891

					3,315,997

Communications Equipment — 1.2%
Cisco Systems Inc.	5.900%	2/15/39	2,695,000		2,476,212

Computers and Peripherals — 0.4%
Dell Inc.	6.500%	4/15/38	1,060,000		849,828

Diversified Financial Services — 1.6%
General Electric Capital Corp.	7.625%	12/10/14	3,200,000	NZD	1,575,214
Svensk Exportkredit AB	7.625%	7/10/14	3,290,000	NZD	1,874,339

					3,449,553

Electric Utilities — 0.2%
Duke Energy Corp.	6.300%	2/1/14	515,000		527,221

Food and Staples Retailing — 1.5%
Wal-Mart Stores Inc.	6.500%	8/15/37	1,715,000		1,783,135
Wal-Mart Stores Inc.	6.200%	4/15/38	1,347,000		1,361,510

					3,144,645

Food Products — 1.2%
Kraft Foods Inc.	7.000%	8/11/37	2,655,000		2,632,048

Health Care Equipment and Supplies — 0.5%
Covidien International Finance SA	6.550%	10/15/37	971,000		956,184

Health Care Providers and Services — 1.4%
UnitedHealth Group Inc.	6.625%	11/15/37	3,023,000		2,508,776
UnitedHealth Group Inc.	6.875%	2/15/38	525,000		465,706

					2,974,482

Insurance — 0.7%
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	1,395,000		1,385,635

Media — 3.6%
Comcast Corp.	6.450%	3/15/37	335,000		292,673
Comcast Corp.	6.950%	8/15/37	1,750,000		1,629,621
Comcast Corp.	6.400%	5/15/38	1,695,000		1,478,935
Time Warner Cable Inc.	7.300%	7/1/38	3,580,000		3,234,780
Viacom Inc.	6.875%	4/30/36	1,385,000		1,010,506

					7,646,515

Multiline Retail — 0.3%
Target Corp.	6.500%	10/15/37	775,000		686,750

	Rate	Maturity Date	Par†	Value

Long-Term Securities — Continued

Corporate Bonds and Notes — Continued

Oil, Gas and Consumable Fuels — 0.6%
ConocoPhillips	6.500%	2/1/39	$1,320,000	$1,287,628

Pharmaceuticals — 1.7%
Bristol-Myers Squibb Co.	6.125%	5/1/38	1,675,000	1,671,511
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,910,000	1,928,833

				3,600,344

Software — 0.9%
Oracle Corp.	6.500%	4/15/38	2,013,000	2,007,718

Water Utilities — 0.9%
American Water Capital Corp.	6.593%	10/15/37	2,532,000	2,001,075

Total Corporate Bonds and Notes (Cost — $49,250,397)				43,674,847

Mortgage-Backed Securities — 13.2%

Fixed Rate Securities — 11.2%
Citigroup Mortgage Alternative Loan Trust 2007-A4 1A5	5.750%	4/25/37	1,574,484	810,113
Countrywide Alternative Loan Trust 2005-26CB A6	5.500%	7/25/35	1,795,000	863,288
Countrywide Alternative Loan Trust 2005-J10 1A16	5.500%	10/25/35	1,310,000	688,321
Countrywide Alternative Loan Trust 2005-46CB A20	5.500%	10/25/35	1,064,127	660,864
Countrywide Alternative Loan Trust 2006-43CB 1A6	6.000%	2/25/37	1,928,170	1,145,017
Countrywide Alternative Loan Trust 2007-22 2A16	6.500%	9/25/37	2,734,627	1,239,128
Countrywide Home Loans 2007-3 A12	6.000%	4/25/37	1,680,000	872,533
Countrywide Home Loans 2005-7 A2	5.750%	5/25/37	1,635,000	759,634
Credit Suisse Mortgage Capital Certificates 2007-2 3A4	5.500%	3/25/37	2,415,000	1,203,609
Credit Suisse Mortgage Capital Certificates 2008-2R 1A1	6.000%	7/25/37	2,297,383	1,503,350	C
JPMorgan Alternative Loan Trust 2008-R2 A1	6.000%	11/25/36	2,796,199	1,298,485	C
JPMorgan Alternative Loan Trust 2008-R4 1A1	6.000%	12/27/36	5,527,457	3,547,554	C
MASTR Resecuritization Trust 2008-1 A1	6.000%	9/27/37	1,672,685	1,411,788	C
Prime Mortgage Trust 2006-2 1A14	6.250%	11/25/36	1,305,720	772,905
RBSGC Mortgage Pass Through Certificates 2008-A A1	5.500%	11/25/35	2,433,509	1,673,799	C
WaMu Mortgage Pass Through Certificates 2005-6 2A1	5.500%	8/25/35	1,007,000	597,558
Wells Fargo Mortgage Backed Securities Trust 2007-11 A36	6.000%	8/25/37	4,220,000	2,230,946
Wells Fargo Mortgage Backed Securities Trust 2007-11 A88	6.000%	8/25/37	2,762,357	1,641,876
Wells Fargo Mortgage Backed Securities Trust 2007-11 A90	6.000%	8/25/37	1,604,535	953,695

				23,874,463

Variable Rate SecuritiesD — 2.0%
Deutsche Mortgage Securities Inc. 2008-RS1 3A1	5.650%	8/28/36	1,856,461	1,056,776	C
Deutsche Mortgage Securities Inc. 2007-RS8 3A1	5.650%	9/28/36	1,879,981	1,060,381	C
MASTR Resecuritization Trust 2008-4 A1	6.000%	6/27/36	2,042,191	1,556,711	C
Thornburg Mortgage Securities Trust 2005-3 B1	5.166%	10/25/35	1,415,932	338,894
Thornburg Mortgage Securities Trust 2005-4 B1	5.317%	12/25/35	545,200	158,669

				4,171,431

Total Mortgage-Backed Securities (Cost — $43,965,104)				28,045,894

	Rate	Maturity Date	Par†	Value

Long-Term Securities — Continued

U.S. Government Agency Mortgage-Backed Securities — 5.6%

Fixed Rate Securities — 5.6%
Fannie Mae	5.000%	9/1/38	$3,594,836	$3,713,432	A
Freddie Mac	5.000%	9/1/38	7,853,051	8,108,218	A

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $10,997,879)				11,821,650

Total Long-Term Securities (Cost — $241,793,070)				201,213,363

Short-Term Securities — 3.0%

Repurchase Agreements — 3.0%
Goldman Sachs & Co.
0.10%, dated 3/31/09, to be repurchased at $3,221,434 on 4/1/09 (Collateral: $2,990,000 Federal Home Loan Bank bonds, 4.750%, due 12/16/16, value $3,303,813)			3,221,425	3,221,425
JPMorgan Chase and Co.
0.12%, dated 3/31/09, to be repurchased at $3,221,436 on 4/1/09 (Collateral: $3,252,000 Fannie Mae notes, 5.550%, due 2/16/17, value $3,382,267)			3,221,425	3,221,425

Total Short-Term Securities (Cost — $6,442,850)				6,442,850

Total Investments — 97.8% (Cost — $248,235,920) E				207,656,213

Other Assets Less Liabilities — 2.2%				4,565,927

Net Assets — 100.0%				$212,222,140

Net Asset Value Per Share:

Institutional Select Class	$8.50

Financial Intermediary Class	$8.50

Institutional Class	$8.50

Broker		Contract to
	Settlement Date	Receive		Deliver		Unrealized Gain/(Loss)

Barclays Bank PLC	5/8/2009	AUD	3,139,000	USD	2,012,099	$163,970
HSBC Bank USA	5/11/2009	CAD	7,707,000	USD	5,941,831	162,811
Barclays Bank PLC	6/5/2009	EUR	5,111,000	USD	6,465,211	316,162
Barclays Bank PLC	6/5/2009	EUR	24,037,000	USD	30,235,662	1,657,092
HSBC Bank USA	5/11/2009	GBP	5,527,000	USD	7,625,934	293,509
HSBC Bank USA	6/9/2009	GBP	3,037,000	USD	4,310,930	41,205
Citibank NA	4/20/2009	NOK	14,829,000	USD	2,112,784	85,940
Citibank NA	5/13/2009	NZD	3,705,000	USD	1,867,320	239,307
Barclays Bank PLC	5/8/2009	USD	47,708	AUD	75,000	(4,284)
Barclays Bank PLC	6/5/2009	USD	1,195,839	EUR	954,000	(69,947)
Citibank NA	4/20/2009	USD	49,620	NOK	353,000	(2,720)

						$2,883,045

A	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
B	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.

C	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 7.87% of net assets.
D	The coupon rates shown on variable rate securities are the rates at March 31, 2009. These rates vary with the weighted average coupon of the underlying loans.
E	Aggregate cost for federal income tax purposes is substantially the same as book cost. At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,800,783
Gross unrealized depreciation	(42,380,490)

Net unrealized depreciation	$(40,579,707)

†	Securities are denominated in U.S. Dollars, unless otherwise noted.
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

If a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Global Opportunities Bond Fund

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$207,656,213	-	$207,656,213	-
Other Financial Instruments*	2,883,045	-	2,883,045	-
Total	$210,539,258	-	$210,539,258	-

* Other financial instruments include forward foreign currency contracts.

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian acting on the Fund’s behalf, or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market daily in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization on the collateral by the Fund may be delayed or limited.

Forward Currency Exchange Contracts

As part of its investment program, the Fund may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Fund’s prospectus and statement of additional information.

Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2009.

Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts			-
Foreign Exchange Contracts	$ 2,959,996	$ (76,951)	$ 2,883,045
Credit Contracts			-
Equity Contracts			-
Other Contracts			-
Total	$ 2,959,996	$ (76,951)	$ 2,883,045

Recent Accounting Pronouncement

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Charles Street Trust, Inc.

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Charles Street Trust, Inc.

Date: May 28, 2009

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer, Legg Mason Charles Street Trust, Inc.

Date: May 28, 2009